Schedule of Investments(a)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Aerospace & Defense-8.07%
ATI, Inc.(b)	27,934	$3,360,460
Carpenter Technology Corp.	12,512	3,976,689
		7,337,149
Aluminum-7.61%
Alcoa Corp.	54,130	3,075,125
Century Aluminum Co.(b)(c)	57,533	2,607,971
Kaiser Aluminum Corp.	10,058	1,233,312
		6,916,408
Coal & Consumable Fuels-4.81%
Uranium Energy Corp.(b)(c)	253,497	4,370,288
Commodity Chemicals-3.50%
Cabot Corp.	15,148	1,093,534
Hawkins, Inc.	8,346	1,087,067
Westlake Corp.(c)	12,641	1,002,684
		3,183,285
Copper-3.13%
Freeport-McMoRan, Inc.	47,224	2,844,302
Diversified Chemicals-2.38%
Chemours Co. (The)(c)	77,871	1,167,286
Huntsman Corp.	92,350	999,227
		2,166,513
Diversified Metals & Mining-8.24%
Idaho Strategic Resources, Inc.(b)(c)	27,719	999,547
Ivanhoe Electric, Inc.(b)(c)	129,028	2,205,089
Materion Corp.	8,200	1,133,896
MP Materials Corp.(b)(c)	53,608	3,150,542
		7,489,074
Fertilizers & Agricultural Chemicals-4.70%
Corteva, Inc.	39,985	2,910,908
Scotts Miracle-Gro Co. (The)	21,197	1,361,271
		4,272,179
Forest Products-1.52%
Louisiana-Pacific Corp.	16,548	1,385,730
Gold-11.60%
Coeur Mining, Inc.(b)	141,820	2,898,801
Newmont Corp.	36,965	4,153,018
Royal Gold, Inc.	13,262	3,492,017
		10,543,836
Industrial Gases-2.12%
Linde PLC	4,222	1,929,327
Metal, Glass & Plastic Containers-0.88%
O-I Glass, Inc.(b)	52,083	795,828
Paper & Plastic Packaging Products & Materials-3.91%
Avery Dennison Corp.	12,060	2,237,251
International Paper Co.	32,744	1,320,238
		3,557,489
Paper Products-2.03%
Magnera Corp.(b)(c)	55,058	719,608
Sylvamo Corp.	22,933	1,122,341
		1,841,949
	Shares	Value
Silver-4.93%
Hecla Mining Co.	198,979	$4,481,007
Specialty Chemicals-20.48%
Albemarle Corp.	20,676	3,527,946
Ashland, Inc.	15,727	961,863
Balchem Corp.	4,781	813,583
DuPont de Nemours, Inc.	56,849	2,496,808
Ecolab, Inc.	5,627	1,586,758
Element Solutions, Inc.(c)	63,094	1,836,035
Ingevity Corp.(b)	19,000	1,250,010
NewMarket Corp.	2,628	1,762,836
Perimeter Solutions, Inc.(b)	43,682	1,142,284
Quaker Chemical Corp.	5,301	814,976
RPM International, Inc.	13,277	1,420,108
Sensient Technologies Corp.	10,654	1,007,016
		18,620,223
Steel-10.05%
Cleveland-Cliffs, Inc.(b)(c)	134,775	1,854,504
Commercial Metals Co.	20,413	1,569,147
Nucor Corp.	8,638	1,535,145
Reliance, Inc.	5,013	1,651,784
Steel Dynamics, Inc.	14,035	2,520,265
		9,130,845
Total Common Stocks & Other Equity Interests (Cost $64,863,444)		90,865,432
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $186,338)	186,338	186,338
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $65,049,782)		91,051,770
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.74%
Invesco Private Government Fund, 3.65%(d)(e)(f)	2,479,390	2,479,390
Invesco Private Prime Fund, 3.80%(d)(e)(f)	8,190,426	8,192,883
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,672,273)		10,672,273
TOTAL INVESTMENTS IN SECURITIES-111.90% (Cost $75,722,055)		101,724,043
OTHER ASSETS LESS LIABILITIES-(11.90)%		(10,820,806)
NET ASSETS-100.00%		$90,903,237
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$130,424	$848,522	$(792,608)	$-	$-	$186,338	$4,542
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,023,918	31,431,915	(30,976,443)	-	-	2,479,390	85,519 *
Invesco Private Prime Fund	5,262,219	73,970,207	(71,040,434)	106	785	8,192,883	231,297 *
Total	$7,416,561	$106,250,644	$(102,809,485)	$106	$785	$10,858,611	$321,358

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Apparel Retail-16.50%
Abercrombie & Fitch Co., Class A(b)	4,887	$477,118
American Eagle Outfitters, Inc.	28,537	665,197
Boot Barn Holdings, Inc.(b)	2,308	411,932
Buckle, Inc. (The)	7,026	332,330
RealReal, Inc. (The)(b)(c)	34,297	503,137
Revolve Group, Inc.(b)	9,999	276,472
Urban Outfitters, Inc.(b)	7,811	553,409
Victoria’s Secret & Co.(b)(c)	15,666	853,954
		4,073,549
Apparel, Accessories & Luxury Goods-9.42%
Figs, Inc., Class A(b)	27,996	302,637
Ralph Lauren Corp.	2,767	977,885
Tapestry, Inc.	8,248	1,046,754
		2,327,276
Automobile Manufacturers-7.15%
General Motors Co.	8,124	682,416
Rivian Automotive, Inc., Class A(b)	28,985	427,529
Tesla, Inc.(b)	1,524	655,945
		1,765,890
Automotive Parts & Equipment-5.48%
Dana, Inc.	21,374	617,709
Garrett Motion, Inc. (Switzerland)	24,486	441,727
XPEL, Inc.(b)(c)(d)	5,680	292,577
		1,352,013
Automotive Retail-3.89%
Carvana Co.(b)	2,397	961,461
Broadline Retail-5.60%
Amazon.com, Inc.(b)	4,047	968,447
Dillard’s, Inc., Class A(c)	684	415,571
		1,384,018
Cable & Satellite-4.38%
EchoStar Corp., Class A(b)(c)	9,545	1,080,685
Casinos & Gaming-1.86%
Las Vegas Sands Corp.	8,691	458,276
Consumer Staples Merchandise Retail-2.73%
Dollar General Corp.	4,691	672,830
Distributors-1.44%
GigaCloud Technology, Inc., Class A(b)(c)	8,895	355,177
Diversified Support Services-1.17%
OPENLANE, Inc.(b)	9,643	289,676
Health Care Distributors-7.90%
Cardinal Health, Inc.	4,356	936,017
McKesson Corp.	1,220	1,014,076
		1,950,093
Home Furnishings-3.77%
Somnigroup International, Inc.	10,586	929,980
Homefurnishing Retail-6.98%
Wayfair, Inc., Class A(b)(c)	9,298	962,250
Williams-Sonoma, Inc.	3,722	761,707
		1,723,957
	Shares	Value
Hotels, Resorts & Cruise Lines-5.38%
Expedia Group, Inc.	2,308	$611,251
Hilton Worldwide Holdings, Inc.	2,406	718,215
		1,329,466
Leisure Facilities-1.93%
Planet Fitness, Inc., Class A(b)	5,242	477,232
Leisure Products-1.92%
Callaway Golf Co.(b)(c)	33,117	475,229
Movies & Entertainment-2.16%
Sphere Entertainment Co.(b)	5,594	534,283
Other Specialty Retail-5.10%
Five Below, Inc.(b)	4,140	793,390
National Vision Holdings, Inc.(b)(c)	17,703	466,474
		1,259,864
Passenger Airlines-3.93%
Allegiant Travel Co.(b)	3,479	308,344
United Airlines Holdings, Inc.(b)	6,468	661,805
		970,149
Restaurants-1.19%
Dine Brands Global, Inc.(c)	8,554	294,172
Total Common Stocks & Other Equity Interests (Cost $23,036,206)		24,665,276
Money Market Funds-0.58%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $144,741)	144,741	144,741
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.46% (Cost $23,180,947)		24,810,017
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.47%
Invesco Private Government Fund, 3.65%(e)(f)(g)	783,036	783,036
Invesco Private Prime Fund, 3.80%(e)(f)(g)	2,048,254	2,048,868
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,831,904)		2,831,904
TOTAL INVESTMENTS IN SECURITIES-111.93% (Cost $26,012,851)		27,641,921
OTHER ASSETS LESS LIABILITIES-(11.93)%		(2,946,409)
NET ASSETS-100.00%		$24,695,512
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented 1.18% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,511	$391,742	$(383,512)	$-	$-	$144,741	$3,737
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,487,712	20,776,458	(24,481,134)	-	-	783,036	47,052 *
Invesco Private Prime Fund	7,998,580	42,513,010	(48,462,704)	232	(250)	2,048,868	130,236 *
Total	$12,622,803	$63,681,210	$(73,327,350)	$232	$(250)	$2,976,645	$181,025

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Agricultural Products & Services-8.05%
Archer-Daniels-Midland Co.	40,728	$2,741,402
Bunge Global S.A.	16,909	1,925,597
Darling Ingredients, Inc.(b)	30,920	1,411,807
Ingredion, Inc.	10,183	1,202,612
		7,281,418
Consumer Finance-1.66%
EZCORP, Inc., Class A(b)(c)	70,105	1,503,752
Consumer Staples Merchandise Retail-7.11%
BJ’s Wholesale Club Holdings, Inc.(b)	29,626	2,738,628
Costco Wholesale Corp.	3,922	3,687,661
		6,426,289
Distillers & Vintners-1.13%
Brown-Forman Corp., Class B	37,310	1,021,175
Education Services-8.40%
Adtalem Global Education, Inc.(b)	18,838	1,950,675
Grand Canyon Education, Inc.(b)	8,055	1,400,281
Laureate Education, Inc., Class A(b)	59,823	2,051,929
Perdoceo Education Corp.	39,238	1,256,793
Universal Technical Institute, Inc.(b)(c)	33,483	931,832
		7,591,510
Food Distributors-9.79%
Andersons, Inc. (The)	17,959	1,113,278
Chefs’ Warehouse, Inc. (The)(b)	20,404	1,283,412
Performance Food Group Co.(b)	20,025	1,911,386
United Natural Foods, Inc.(b)	35,263	1,312,842
US Foods Holding Corp.(b)	38,702	3,236,261
		8,857,179
Food Retail-7.50%
Casey’s General Stores, Inc.	6,538	3,965,297
Kroger Co. (The)	44,748	2,812,412
		6,777,709
Household Appliances-0.79%
Helen of Troy Ltd.(b)(c)	43,102	713,769
Household Products-10.05%
Church & Dwight Co., Inc.	41,133	3,959,051
Energizer Holdings, Inc.(c)	44,725	976,347
Procter & Gamble Co. (The)	21,082	3,199,615
Spectrum Brands Holdings, Inc.(c)	14,934	951,445
		9,086,458
Packaged Foods & Meats-12.64%
Cal-Maine Foods, Inc.	18,019	1,505,127
Freshpet, Inc.(b)(c)	17,552	1,223,375
Hershey Co. (The)	8,047	1,567,153
J&J Snack Foods Corp.	9,519	904,305
Marzetti Co. (The)	5,386	924,076
Post Holdings, Inc.(b)(c)	15,633	1,599,412
Seaboard Corp.	222	1,128,266
Tyson Foods, Inc., Class A	25,482	1,664,739
Vital Farms, Inc.(b)(c)	32,207	916,289
		11,432,742
	Shares	Value
Personal Care Products-6.49%
e.l.f. Beauty, Inc.(b)(c)	17,401	$1,478,911
Estee Lauder Cos., Inc. (The), Class A	24,342	2,806,146
Herbalife Ltd.(b)	91,826	1,583,080
		5,868,137
Soft Drinks & Non-alcoholic Beverages-14.19%
Celsius Holdings, Inc.(b)	45,074	2,365,484
Coca-Cola Co. (The)	32,311	2,417,186
Coca-Cola Consolidated, Inc.	12,597	1,915,500
Monster Beverage Corp.(b)	39,657	3,202,699
PepsiCo, Inc.	9,659	1,483,912
Primo Brands Corp.(c)	76,165	1,442,565
		12,827,346
Specialized Consumer Services-2.46%
Service Corp. International	27,708	2,228,554
Tobacco-9.71%
Altria Group, Inc.	46,617	2,889,788
Philip Morris International, Inc.	20,702	3,714,767
Turning Point Brands, Inc.	17,925	2,171,614
		8,776,169
Total Common Stocks & Other Equity Interests (Cost $73,872,100)		90,392,207
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $150,302)	150,302	150,302
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $74,022,402)		90,542,509
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.47%
Invesco Private Government Fund, 3.65%(d)(e)(f)	2,382,838	2,382,838
Invesco Private Prime Fund, 3.80%(d)(e)(f)	6,181,667	6,183,522
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,566,359)		8,566,360
TOTAL INVESTMENTS IN SECURITIES-109.61% (Cost $82,588,761)		99,108,869
OTHER ASSETS LESS LIABILITIES-(9.61)%		(8,692,231)
NET ASSETS-100.00%		$90,416,638
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$208,916	$1,419,498	$(1,478,112)	$-	$-	$150,302	$5,081
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,827,252	33,674,067	(36,118,481)	-	-	2,382,838	89,860 *
Invesco Private Prime Fund	12,565,489	72,877,691	(79,260,422)	296	468	6,183,522	242,393 *
Total	$17,601,657	$107,971,256	$(116,857,015)	$296	$468	$8,716,662	$337,334

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Coal & Consumable Fuels-6.79%
Centrus Energy Corp., Class A(b)(c)	6,238	$1,735,911
Peabody Energy Corp.	32,486	1,145,456
		2,881,367
Integrated Oil & Gas-5.79%
Chevron Corp.	5,777	1,021,951
Exxon Mobil Corp.	10,145	1,434,503
		2,456,454
Oil & Gas Drilling-2.33%
Helmerich & Payne, Inc.	16,674	564,915
Nabors Industries Ltd.(b)(c)	6,344	424,033
		988,948
Oil & Gas Equipment & Services-17.39%
Archrock, Inc.	27,026	799,699
Baker Hughes Co., Class A	30,794	1,725,696
Expro Group Holdings N.V.(b)	23,156	370,728
Kodiak Gas Services, Inc.	15,123	635,317
Liberty Energy, Inc., Class A	37,713	929,625
ProPetro Holding Corp.(b)	36,307	417,167
TETRA Technologies, Inc.(b)	49,819	567,937
Tidewater, Inc.(b)	12,150	759,254
Weatherford International PLC	12,455	1,171,766
		7,377,189
Oil & Gas Exploration & Production-27.60%
Antero Resources Corp.(b)	19,461	707,797
APA Corp.	28,150	743,441
BKV Corp. (Thailand)(b)(c)	15,711	467,402
CNX Resources Corp.(b)	22,150	859,420
Comstock Resources, Inc.(b)(c)	41,896	1,020,168
ConocoPhillips	10,004	1,042,717
Devon Energy Corp.	23,326	937,938
Diamondback Energy, Inc.	7,099	1,163,881
Expand Energy Corp.	6,219	699,078
Gulfport Energy Corp.(b)	4,677	954,903
Magnolia Oil & Gas Corp., Class A	22,357	570,327
Permian Resources Corp.	63,189	1,019,239
Sable Offshore Corp.(b)(c)	91,167	882,496
Viper Energy, Inc., Class A	15,050	637,217
		11,706,024
Oil & Gas Refining & Marketing-18.65%
Calumet, Inc.(b)(c)	21,497	481,748
CVR Energy, Inc.(b)	16,118	366,523
Delek US Holdings, Inc.(c)	18,303	540,121
Green Plains, Inc.(b)	40,698	466,399
HF Sinclair Corp.	9,247	480,752
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Marathon Petroleum Corp.	12,544	$2,210,127
Par Pacific Holdings, Inc.(b)	16,809	634,372
PBF Energy, Inc., Class A	17,046	570,359
Phillips 66	5,173	742,636
Valero Energy Corp.	7,799	1,414,973
		7,908,010
Oil & Gas Storage & Transportation-17.64%
Antero Midstream Corp.	42,272	795,559
DT Midstream, Inc.	7,367	928,389
Kinder Morgan, Inc.	48,360	1,474,497
Targa Resources Corp.	12,371	2,486,324
Williams Cos., Inc. (The)	26,712	1,796,649
		7,481,418
Steel-3.76%
Alpha Metallurgical Resources, Inc.(b)	3,701	776,470
Warrior Met Coal, Inc.	9,167	818,613
		1,595,083
Total Common Stocks & Other Equity Interests (Cost $33,601,450)		42,394,493
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $136,009)	136,009	136,009
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $33,737,459)		42,530,502
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.57%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,600,722	1,600,722
Invesco Private Prime Fund, 3.80%(d)(e)(f)	4,154,298	4,155,544
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,756,266)		5,756,266
TOTAL INVESTMENTS IN SECURITIES-113.84% (Cost $39,493,725)		48,286,768
OTHER ASSETS LESS LIABILITIES-(13.84)%		(5,869,501)
NET ASSETS-100.00%		$42,417,267

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$156,950	$1,316,581	$(1,337,522)	$-	$-	$136,009	$4,079
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,734,661	26,749,308	(27,883,247)	-	-	1,600,722	66,375 *
Invesco Private Prime Fund	7,109,338	55,359,352	(58,313,367)	-	221	4,155,544	180,409 *
Total	$10,000,949	$83,425,241	$(87,534,136)	$-	$221	$5,892,275	$250,863

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Asset Management & Custody Banks-10.84%
Bank of New York Mellon Corp. (The)	12,650	$1,516,988
BlackRock, Inc.	1,322	1,479,238
DigitalBridge Group, Inc.(b)	55,931	860,778
Invesco Ltd.(c)	53,792	1,467,984
TPG, Inc.	12,446	733,194
		6,058,182
Consumer Finance-14.73%
American Express Co.	5,972	2,103,159
Capital One Financial Corp.	6,984	1,529,007
Enova International, Inc.(d)	8,019	1,324,498
LendingClub Corp.(d)	51,793	875,820
OneMain Holdings, Inc.	16,321	1,069,679
Synchrony Financial	18,267	1,326,732
		8,228,895
Diversified Banks-10.51%
Citigroup, Inc.	13,354	1,545,191
JPMorgan Chase & Co.	9,084	2,778,705
Wells Fargo & Co.	17,071	1,544,755
		5,868,651
Financial Exchanges & Data-6.44%
Cboe Global Markets, Inc.	5,339	1,415,155
Nasdaq, Inc.	22,529	2,182,835
		3,597,990
Health Care REITs-7.61%
American Healthcare REIT, Inc.	24,117	1,131,328
Ventas, Inc.	19,428	1,508,973
Welltower, Inc.	8,539	1,608,406
		4,248,707
Investment Banking & Brokerage-19.36%
Goldman Sachs Group, Inc. (The)	2,082	1,947,524
Interactive Brokers Group, Inc., Class A	34,553	2,587,329
Morgan Stanley	11,363	2,077,156
Piper Sandler Cos.	3,486	1,207,376
Raymond James Financial, Inc.	12,733	2,111,895
Stifel Financial Corp.	7,160	882,828
		10,814,108
Other Specialized REITs-1.61%
Outfront Media, Inc.	36,951	898,648
Property & Casualty Insurance-12.25%
AXIS Capital Holdings Ltd.	7,843	809,241
HCI Group, Inc.	6,635	1,052,775
Heritage Insurance Holdings, Inc.(b)(d)	24,615	641,713
Lemonade, Inc.(b)(d)	33,277	2,886,114
Mercury General Corp.	6,415	561,890
Old Republic International Corp.	22,729	890,295
		6,842,028
	Shares	Value
Real Estate Services-4.44%
CBRE Group, Inc., Class A(d)	9,706	$1,653,223
Jones Lang LaSalle, Inc.(d)	2,308	826,056
		2,479,279
Regional Banks-6.71%
Ameris Bancorp	9,852	794,269
Citizens Financial Group, Inc.	22,650	1,426,497
Coastal Financial Corp.(b)(d)	5,449	521,905
Popular, Inc.	7,540	1,006,816
		3,749,487
Reinsurance-1.14%
SiriusPoint Ltd. (Sweden)(d)	31,187	636,527
Retail REITs-2.93%
Simon Property Group, Inc.	8,547	1,635,127
Transaction & Payment Processing Services-1.42%
Sezzle, Inc.(b)(d)	12,565	794,611
Total Common Stocks & Other Equity Interests (Cost $50,847,527)		55,852,240
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(e) (Cost $98,449)	98,449	98,449
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $50,945,976)		55,950,689
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.90%
Invesco Private Government Fund, 3.65%(c)(e)(f)	1,071,677	1,071,677
Invesco Private Prime Fund, 3.80%(c)(e)(f)	2,780,591	2,781,425
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,853,102)		3,853,102
TOTAL INVESTMENTS IN SECURITIES-107.06% (Cost $54,799,078)		59,803,791
OTHER ASSETS LESS LIABILITIES-(7.06)%		(3,946,329)
NET ASSETS-100.00%		$55,857,462

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Invesco Ltd.	$-	$1,415,541	$(2,099)	$54,519	$23	$1,467,984	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,055	937,691	(950,297)	-	-	98,449	3,947
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,434,044	27,003,828	(27,366,195)	-	-	1,071,677	44,876 *
Invesco Private Prime Fund	3,740,392	57,520,052	(58,479,991)	90	882	2,781,425	122,328 *
Total	$5,285,491	$86,877,112	$(86,798,582)	$54,609	$905	$5,419,535	$171,151

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Biotechnology-60.19%
AnaptysBio, Inc.(b)(c)	17,433	$826,499
Annexon, Inc.(b)(c)	149,595	933,473
Arcutis Biotherapeutics, Inc.(b)	64,211	1,629,033
Arrowhead Pharmaceuticals, Inc.(b)	73,173	5,073,084
BridgeBio Pharma, Inc.(b)(c)	39,428	3,046,602
Celcuity, Inc.(b)(c)	31,368	3,432,287
Cogent Biosciences, Inc.(b)(c)	76,829	2,758,929
Ideaya Biosciences, Inc.(b)(c)	43,358	1,395,694
Immunome, Inc.(b)(c)	75,314	1,854,231
Kodiak Sciences, Inc.(b)(c)	49,083	1,117,620
Kymera Therapeutics, Inc.(b)(c)	18,557	1,348,908
Lexeo Therapeutics, Inc.(b)(c)	100,460	744,409
Madrigal Pharmaceuticals, Inc.(b)	5,820	2,847,784
Mirum Pharmaceuticals, Inc.(b)(c)	17,506	1,806,969
Monte Rosa Therapeutics, Inc.(b)	51,721	1,061,315
Natera, Inc.(b)	18,625	4,304,983
Oruka Therapeutics, Inc.(b)(c)	28,102	961,931
Palvella Therapeutics, Inc.(b)(c)	13,210	1,013,075
Praxis Precision Medicines, Inc.(b)(c)	20,476	6,429,464
Precigen, Inc.(b)(c)	254,373	1,142,135
Protagonist Therapeutics, Inc.(b)	28,303	2,315,185
PTC Therapeutics, Inc.(b)	21,303	1,609,016
RAPT Therapeutics, Inc.(b)(c)	27,749	1,600,562
Relay Therapeutics, Inc.(b)(c)	99,689	763,618
Replimune Group, Inc.(b)(c)	142,365	1,000,826
Revolution Medicines, Inc.(b)	41,373	4,011,112
Roivant Sciences Ltd.(b)	237,985	5,145,236
Sionna Therapeutics, Inc.(b)(c)	23,894	1,009,760
Stoke Therapeutics, Inc.(b)(c)	73,472	2,229,140
Taysha Gene Therapies, Inc.(b)(c)	367,229	1,656,203
Travere Therapeutics, Inc.(b)(c)	80,167	2,492,392
United Therapeutics Corp.(b)	6,607	3,101,920
Upstream Bio, Inc.(b)(c)	31,208	969,945
Zenas Biopharma, Inc.(b)(c)	29,559	542,999
Zymeworks, Inc.(b)	36,225	816,149
		72,992,488
Health Care Equipment-2.82%
Alphatec Holdings, Inc.(b)(c)	93,325	1,384,010
Artivion, Inc.(b)	18,790	766,068
Axogen, Inc.(b)	36,410	1,268,889
		3,418,967
Health Care Facilities-9.30%
Ensign Group, Inc. (The)	13,319	2,286,340
HCA Healthcare, Inc.	7,064	3,449,139
PACS Group, Inc.(b)(c)	57,608	1,944,846
Tenet Healthcare Corp.(b)	19,008	3,597,834
		11,278,159
Health Care Services-6.34%
BrightSpring Health Services, Inc.(b)(c)	58,168	2,284,257
Guardant Health, Inc.(b)	47,375	5,402,645
		7,686,902
	Shares	Value
Life Sciences Tools & Services-3.45%
Fortrea Holdings, Inc.(b)	46,232	$777,160
Medpace Holdings, Inc.(b)	5,853	3,409,255
		4,186,415
Managed Health Care-1.76%
Alignment Healthcare, Inc.(b)	94,994	2,140,215
Pharmaceuticals-16.19%
Amneal Pharmaceuticals, Inc.(b)	95,448	1,305,729
Axsome Therapeutics, Inc.(b)	19,077	3,514,937
EyePoint, Inc.(b)(c)	45,221	611,388
Harrow, Inc.(b)(c)	48,921	2,002,826
Ligand Pharmaceuticals, Inc.(b)	7,514	1,443,439
Maze Therapeutics, Inc.(b)(c)	23,056	1,004,780
Nuvation Bio, Inc.(b)(c)	270,074	1,415,188
Phathom Pharmaceuticals, Inc.(b)(c)	64,506	881,797
Tarsus Pharmaceuticals, Inc.(b)	21,290	1,374,057
Terns Pharmaceuticals, Inc.(b)(c)	146,784	5,078,726
Trevi Therapeutics, Inc.(b)(c)	95,081	995,498
		19,628,365
Total Common Stocks & Other Equity Interests (Cost $106,240,002)		121,331,511
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $162,791)	162,791	162,791
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $106,402,793)		121,494,302
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.18%
Invesco Private Government Fund, 3.65%(d)(e)(f)	12,272,488	12,272,488
Invesco Private Prime Fund, 3.80%(d)(e)(f)	26,742,323	26,750,346
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,022,834)		39,022,834
TOTAL INVESTMENTS IN SECURITIES-132.36% (Cost $145,425,627)		160,517,136
OTHER ASSETS LESS LIABILITIES-(32.36)%		(39,240,157)
NET ASSETS-100.00%		$121,276,979
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$249,261	$4,549,497	$(4,635,967)	$-	$-	$162,791	$7,988
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,815,269	54,371,623	(51,914,404)	-	-	12,272,488	220,017 *
Invesco Private Prime Fund	25,531,198	112,411,380	(111,193,642)	1,780	(370)	26,750,346	593,891 *
Total	$35,595,728	$171,332,500	$(167,744,013)	$1,780	$(370)	$39,185,625	$821,896

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Aerospace & Defense-18.61%
Astronics Corp.(b)(c)	85,233	$6,456,400
Curtiss-Wright Corp.	14,705	9,656,626
General Electric Co.	32,453	9,956,256
HEICO Corp.(c)	22,827	7,553,683
Howmet Aerospace, Inc.	76,544	15,927,276
Moog, Inc., Class A	15,590	4,760,406
Woodward, Inc.	21,005	6,676,229
		60,986,876
Building Products-1.41%
CSW Industrials, Inc.	17,103	4,617,468
Cargo Ground Transportation-1.48%
Ryder System, Inc.	25,442	4,866,546
Construction & Engineering-28.31%
API Group Corp.(b)	150,822	6,269,671
Comfort Systems USA, Inc.	17,369	19,837,135
Dycom Industries, Inc.(b)	25,627	9,338,223
Everus Construction Group, Inc.(b)	39,115	3,461,286
Granite Construction, Inc.	51,537	6,222,577
IES Holdings, Inc.(b)(c)	8,613	3,275,438
MasTec, Inc.(b)	35,763	8,600,286
MYR Group, Inc.(b)	14,686	3,672,087
Primoris Services Corp.	45,815	6,792,074
Quanta Services, Inc.	34,806	16,519,972
Tutor Perini Corp.	111,337	8,783,376
		92,772,125
Construction Machinery & Heavy Transportation Equipment-8.72%
Allison Transmission Holdings, Inc.	34,056	3,701,887
Blue Bird Corp.(b)(c)	53,284	2,680,718
Caterpillar, Inc.	15,464	10,165,415
Cummins, Inc.	20,754	12,012,830
		28,560,850
Construction Materials-2.11%
CRH PLC	56,554	6,922,775
Diversified Support Services-2.34%
VSE Corp.	35,054	7,661,753
Electrical Components & Equipment-6.51%
Acuity, Inc.	8,650	2,674,926
Sunrun, Inc.(b)	418,347	7,948,593
T1 Energy, Inc. (Norway)(b)	574,628	4,786,651
Vicor Corp.(b)(c)	37,465	5,907,107
		21,317,277
Electronic Components-1.06%
Bel Fuse, Inc., Class B(c)	17,277	3,475,960
Electronic Equipment & Instruments-2.29%
Advanced Energy Industries, Inc.	16,225	4,143,216
OSI Systems, Inc.(b)	13,376	3,345,873
		7,489,089
Electronic Manufacturing Services-6.01%
Jabil, Inc.	49,737	11,797,119
TE Connectivity PLC (Switzerland)	35,509	7,910,695
		19,707,814
	Shares	Value
Environmental & Facilities Services-1.73%
CECO Environmental Corp.(b)(c)	42,853	$2,889,578
Enviri Corp.(b)(c)	146,716	2,775,866
		5,665,444
Industrial Machinery & Supplies & Components-9.49%
Enpro, Inc.	17,949	4,285,862
ITT, Inc.	22,507	4,103,025
Mueller Industries, Inc.	54,270	7,388,318
Parker-Hannifin Corp.	8,943	8,369,217
SPX Technologies, Inc.(b)	21,707	4,523,956
Standex International Corp.	10,058	2,413,920
		31,084,298
Research & Consulting Services-7.48%
Huron Consulting Group, Inc.(b)	13,528	2,286,232
Planet Labs PBC(b)(c)	651,022	16,256,019
Resolute Holdings Management, Inc.(b)(c)	13,500	2,753,460
Willdan Group, Inc.(b)	25,540	3,223,148
		24,518,859
Technology Hardware, Storage & Peripherals-0.80%
Diebold Nixdorf, Inc.(b)(c)	37,799	2,608,509
Trading Companies & Distributors-1.69%
Xometry, Inc., Class A(b)(c)	96,739	5,526,699
Total Common Stocks & Other Equity Interests (Cost $257,737,837)		327,782,342
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $250,354)	250,354	250,354
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $257,988,191)		328,032,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.08%
Invesco Private Government Fund, 3.65%(d)(e)(f)	11,000,617	11,000,617
Invesco Private Prime Fund, 3.80%(d)(e)(f)	28,583,699	28,592,274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,592,891)		39,592,891
TOTAL INVESTMENTS IN SECURITIES-112.20% (Cost $297,581,082)		367,625,587
OTHER ASSETS LESS LIABILITIES-(12.20)%		(39,960,977)
NET ASSETS-100.00%		$327,664,610
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$576,679	$2,865,958	$(3,192,283)	$-	$-	$250,354	$12,847
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,440,781	136,478,962	(144,919,126)	-	-	11,000,617	432,924 *
Invesco Private Prime Fund	50,461,913	307,766,833	(329,641,526)	855	4,199	28,592,274	1,166,756 *
Total	$70,479,373	$447,111,753	$(477,752,935)	$855	$4,199	$39,843,245	$1,612,527

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Application Software-8.97%
AppLovin Corp., Class A(b)	13,943	$6,596,573
Clear Secure, Inc., Class A(c)	218,860	7,139,213
Digital Turbine, Inc.(b)(c)	1,385,956	7,234,690
InterDigital, Inc.(c)	28,245	9,220,298
Pegasystems, Inc.(c)	132,298	5,780,100
		35,970,874
Communications Equipment-16.72%
Ciena Corp.(b)(c)	56,120	14,131,577
Lumentum Holdings, Inc.(b)(c)	36,507	14,304,903
Ondas, Inc.(b)(c)	1,706,346	17,677,745
Viavi Solutions, Inc.(b)	462,357	11,309,252
Vistance Networks, Inc.(b)(c)	534,878	9,627,804
		67,051,281
Electronic Components-9.14%
Amphenol Corp., Class A	74,983	10,803,550
Coherent Corp.(b)	66,727	14,158,135
Corning, Inc.	113,439	11,712,577
		36,674,262
Electronic Equipment & Instruments-2.45%
nLight, Inc.(b)	215,250	9,817,552
Interactive Media & Services-5.08%
Alphabet, Inc., Class A	30,560	10,329,280
Reddit, Inc., Class A(b)	55,765	10,052,757
		20,382,037
IT Consulting & Other Services-2.29%
International Business Machines Corp.	29,995	9,199,467
Semiconductor Materials & Equipment-13.81%
ACM Research, Inc., Class A(b)	213,645	12,417,047
KLA Corp.	11,722	16,738,313
Lam Research Corp.	59,970	14,000,596
Teradyne, Inc.	50,737	12,230,154
		55,386,110
Semiconductors-25.87%
Broadcom, Inc.	36,627	12,134,525
First Solar, Inc.(b)	34,424	7,763,300
Intel Corp.(b)	256,398	11,914,815
MACOM Technology Solutions Holdings, Inc.(b)(c)	53,835	11,793,095
	Shares	Value
Semiconductors-(continued)
Micron Technology, Inc.	40,568	$16,830,852
NVIDIA Corp.	117,204	22,401,201
Semtech Corp.(b)	113,111	9,020,602
SiTime Corp.(b)(c)	32,690	11,870,066
		103,728,456
Technology Hardware, Storage & Peripherals-15.70%
Apple, Inc.	74,617	19,361,619
GPGI, Inc., Class A(b)(c)	417,138	9,831,942
Seagate Technology Holdings PLC	40,020	16,315,754
Western Digital Corp.	69,673	17,434,275
		62,943,590
Total Common Stocks & Other Equity Interests (Cost $315,954,380)		401,153,629
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $336,939)	336,939	336,939
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $316,291,319)		401,490,568
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.12%
Invesco Private Government Fund, 3.65%(d)(e)(f)	17,209,905	17,209,905
Invesco Private Prime Fund, 3.80%(d)(e)(f)	43,422,972	43,435,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,645,904)		60,645,904
TOTAL INVESTMENTS IN SECURITIES-115.24% (Cost $376,937,223)		462,136,472
OTHER ASSETS LESS LIABILITIES-(15.24)%		(61,104,065)
NET ASSETS-100.00%		$401,032,407

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$285,703	$4,727,625	$(4,676,389)	$-	$-	$336,939	$12,128
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,989,874	$256,207,862	$(255,987,831)	$-	$-	$17,209,905	$635,616 *
Invesco Private Prime Fund	44,155,951	468,559,739	(469,282,470)	1,801	978	43,435,999	1,745,128 *
Total	$61,431,528	$729,495,226	$(729,946,690)	$1,801	$978	$60,982,843	$2,392,872

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Alternative Carriers-3.52%
Lumen Technologies, Inc.(b)	197,158	$1,738,934
Electric Utilities-39.06%
Alliant Energy Corp.	19,461	1,282,675
American Electric Power Co., Inc.	10,393	1,244,822
Constellation Energy Corp.	5,269	1,478,903
Duke Energy Corp.	16,196	1,965,385
Entergy Corp.	15,458	1,482,268
Evergy, Inc.	17,587	1,349,450
Eversource Energy	17,217	1,190,211
Exelon Corp.	30,162	1,350,654
NRG Energy, Inc.	11,333	1,729,756
Otter Tail Corp.	12,290	1,095,776
PG&E Corp.	73,451	1,132,614
Pinnacle West Capital Corp.	12,153	1,137,035
Southern Co. (The)	15,622	1,395,201
Xcel Energy, Inc.	19,202	1,460,504
		19,295,254
Electrical Components & Equipment-2.53%
Preformed Line Products Co.(c)	4,978	1,249,179
Gas Utilities-10.74%
Atmos Energy Corp.	10,920	1,816,433
MDU Resources Group, Inc.(c)	55,333	1,134,880
National Fuel Gas Co.	14,795	1,239,081
UGI Corp.	27,823	1,115,980
		5,306,374
Heavy Electrical Equipment-3.85%
GE Vernova, Inc.	2,616	1,900,184
Independent Power Producers & Energy Traders-7.65%
AES Corp. (The)	84,120	1,232,358
Talen Energy Corp.(b)	4,089	1,424,444
Vistra Corp.	7,095	1,123,493
		3,780,295
Multi-Utilities-24.01%
Ameren Corp.	11,743	1,212,817
CenterPoint Energy, Inc.	32,678	1,296,990
CMS Energy Corp.	18,808	1,344,584
DTE Energy Co.	12,218	1,641,855
	Shares	Value
Multi-Utilities-(continued)
NiSource, Inc.	40,951	$1,813,720
Public Service Enterprise Group, Inc.	14,420	1,187,631
Sempra	16,338	1,421,569
WEC Energy Group, Inc.	17,559	1,943,255
		11,862,421
Oil & Gas Exploration & Production-2.52%
EQT Corp.	21,583	1,245,987
Oil & Gas Storage & Transportation-3.66%
ONEOK, Inc.	22,813	1,806,561
Renewable Electricity-2.43%
Ormat Technologies, Inc.(c)	9,626	1,202,672
Total Common Stocks & Other Equity Interests (Cost $43,910,820)		49,387,861
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $122,213)	122,213	122,213
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $44,033,033)		49,510,074
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.31%
Invesco Private Government Fund, 3.65%(d)(e)(f)	867,624	867,624
Invesco Private Prime Fund, 3.80%(d)(e)(f)	2,248,710	2,249,385
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,117,009)		3,117,009
TOTAL INVESTMENTS IN SECURITIES-106.52% (Cost $47,150,042)		52,627,083
OTHER ASSETS LESS LIABILITIES-(6.52)%		(3,223,173)
NET ASSETS-100.00%		$49,403,910

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$94,565	$1,855,037	$(1,827,389)	$-	$-	$122,213	$3,305
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,519,060	$29,281,192	$(30,932,628)	$-	$-	$867,624	$57,400 *
Invesco Private Prime Fund	6,535,402	71,107,330	(75,395,291)	156	1,788	2,249,385	155,575 *
Total	$9,149,027	$102,243,559	$(108,155,308)	$156	$1,788	$3,239,222	$216,280

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Advertising-0.03%
Criteo S.A., ADR (France)(b)	9,757	$187,042
Apparel Retail-0.03%
Lands’ End, Inc.(b)(c)	5,432	96,472
Stitch Fix, Inc., Class A(b)(c)	21,065	101,112
		197,584
Application Software-8.92%
Adobe, Inc.(b)	74,275	21,781,144
Alarm.com Holdings, Inc.(b)	8,826	430,532
Box, Inc., Class A(b)(c)	25,676	650,887
Consensus Cloud Solutions, Inc.(b)(c)	3,324	71,001
DocuSign, Inc.(b)	35,728	1,877,149
Dropbox, Inc., Class A(b)(c)	32,410	825,807
Open Text Corp. (Canada)	44,753	1,142,544
Salesforce, Inc.	122,634	26,033,972
SPS Commerce, Inc.(b)	6,706	598,577
Unity Software, Inc.(b)	75,959	2,210,407
Zoom Communications, Inc., Class A(b)	47,141	4,341,686
		59,963,706
Broadline Retail-16.80%
Alibaba Group Holding Ltd., ADR (China)(c)	98,290	16,666,053
Amazon.com, Inc.(b)	242,547	58,041,497
Coupang, Inc. (South Korea)(b)	296,261	5,972,622
eBay, Inc.	80,265	7,321,773
Etsy, Inc.(b)	17,565	930,242
Global-e Online Ltd. (Israel)(b)	30,128	1,101,179
JD.com, Inc., ADR (China)	84,915	2,418,379
MercadoLibre, Inc. (Brazil)(b)	8,984	19,295,745
Vipshop Holdings Ltd., ADR (China)	72,721	1,244,256
		112,991,746
Casinos & Gaming-0.36%
DraftKings, Inc., Class A(b)(c)	88,414	2,432,269
Commercial Printing-0.05%
Cimpress PLC (Ireland)(b)(c)	4,419	349,499
Financial Exchanges & Data-1.17%
Coinbase Global, Inc., Class A(b)	40,495	7,885,996
Health Care Technology-0.03%
GoodRx Holdings, Inc., Class A(b)(c)	18,756	42,576
Teladoc Health, Inc.(b)(c)	31,509	171,724
		214,300
Homefurnishing Retail-0.30%
Bed Bath & Beyond, Inc.(b)(c)	12,259	72,451
Wayfair, Inc., Class A(b)(c)	19,010	1,967,345
		2,039,796
Hotels, Resorts & Cruise Lines-7.08%
Airbnb, Inc., Class A(b)	75,453	9,761,355
Booking Holdings, Inc.	5,723	28,625,530
Expedia Group, Inc.	20,754	5,496,489
MakeMyTrip Ltd. (India)(b)(c)	15,970	996,209
Trip.com Group Ltd., ADR (China)(c)	44,172	2,710,836
		47,590,419
Human Resource & Employment Services-0.19%
Paylocity Holding Corp.(b)	9,696	1,308,766
Interactive Home Entertainment-4.06%
Electronic Arts, Inc.	44,385	9,050,989
NetEase, Inc., ADR (China)	14,728	1,897,409
	Shares	Value
Interactive Home Entertainment-(continued)
Roblox Corp., Class A(b)	116,216	$7,642,364
Sea Ltd., ADR (Singapore)(b)	74,563	8,685,844
		27,276,606
Interactive Media & Services-20.25%
Alphabet, Inc., Class C	176,680	59,811,480
Autohome, Inc., ADR (China)	12,008	264,656
Baidu, Inc., ADR (China)(b)(c)	21,643	3,315,275
Bilibili, Inc., ADR (China)(b)(c)	20,891	711,130
Bumble, Inc., Class A(b)(c)	20,045	67,151
Cars.com, Inc.(b)(c)	10,629	120,745
Meta Platforms, Inc., Class A	87,253	62,516,774
Pinterest, Inc., Class A(b)	105,740	2,340,026
Reddit, Inc., Class A(b)	24,428	4,403,636
Snap, Inc., Class A(b)	260,045	1,802,112
TripAdvisor, Inc.(b)(c)	20,734	275,555
Yelp, Inc.(b)	10,954	299,920
Ziff Davis, Inc.(b)(c)	7,053	269,566
		136,198,026
Internet Services & Infrastructure-5.34%
Akamai Technologies, Inc.(b)	25,577	2,484,806
Fastly, Inc., Class A(b)(c)	26,549	245,578
GoDaddy, Inc., Class A(b)	24,025	2,414,993
Okta, Inc.(b)(c)	29,884	2,524,600
Shopify, Inc., Class A (Canada)(b)	178,285	23,396,340
VeriSign, Inc.	16,404	4,006,349
Wix.com Ltd. (Israel)(b)	9,758	847,385
		35,920,051
Movies & Entertainment-10.85%
Netflix, Inc.(b)	262,851	21,945,430
Roku, Inc., Class A(b)(c)	23,186	2,207,307
Spotify Technology S.A. (Sweden)(b)	36,537	18,281,288
Walt Disney Co. (The)	270,674	30,532,027
		72,966,052
Other Specialty Retail-0.18%
1-800-Flowers.com, Inc., Class A(b)(c)	6,492	28,045
Chewy, Inc., Class A(b)	39,991	1,164,138
		1,192,183
Passenger Ground Transportation-4.47%
Grab Holdings Ltd., Class A (Singapore)(b)(c)	703,881	3,026,688
Lyft, Inc., Class A(b)	70,904	1,196,151
Uber Technologies, Inc.(b)	323,026	25,858,231
		30,081,070
Real Estate Services-1.00%
CoStar Group, Inc.(b)	75,284	4,629,966
Zillow Group, Inc., Class C(b)	33,080	2,085,032
		6,714,998
Restaurants-2.19%
DoorDash, Inc., Class A(b)	72,137	14,760,673
Systems Software-7.49%
GitLab, Inc., Class A(b)(c)	26,259	918,540
Microsoft Corp.	114,935	49,455,381
		50,373,921
Technology Hardware, Storage & Peripherals-7.82%
Apple, Inc.	202,826	52,629,291
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Transaction & Payment Processing Services-1.36%
Dlocal Ltd. (Uruguay)	29,461	$396,545
PayPal Holdings, Inc.	166,067	8,750,070
		9,146,615
Total Common Stocks & Other Equity Interests (Cost $540,154,505)		672,420,609
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $348,411)	348,411	348,411
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $540,502,916)		672,769,020
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.79%
Invesco Private Government Fund, 3.65%(d)(e)(f)	8,823,822	$8,823,822
Invesco Private Prime Fund, 3.80%(d)(e)(f)	23,379,815	23,386,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,210,651)		32,210,651
TOTAL INVESTMENTS IN SECURITIES-104.81% (Cost $572,713,567)		704,979,671
OTHER ASSETS LESS LIABILITIES-(4.81)%		(32,366,984)
NET ASSETS-100.00%		$672,612,687

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,647	$3,287,016	$(3,099,252)	$-	$-	$348,411	$6,278
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,131,440	147,602,962	(154,910,580)	-	-	8,823,822	322,828 *
Invesco Private Prime Fund	41,870,189	336,339,570	(354,826,729)	351	3,448	23,386,829	876,919 *
Total	$58,162,276	$487,229,548	$(512,836,561)	$351	$3,448	$32,559,062	$1,206,025

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$90,865,432	$-	$-	$90,865,432
Money Market Funds	186,338	10,672,273	-	10,858,611
Total Investments	$91,051,770	$10,672,273	$-	$101,724,043
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,665,276	$-	$-	$24,665,276
Money Market Funds	144,741	2,831,904	-	2,976,645
Total Investments	$24,810,017	$2,831,904	$-	$27,641,921
Invesco Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$90,392,207	$-	$-	$90,392,207
Money Market Funds	150,302	8,566,360	-	8,716,662
Total Investments	$90,542,509	$8,566,360	$-	$99,108,869
Invesco Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,394,493	$-	$-	$42,394,493
Money Market Funds	136,009	5,756,266	-	5,892,275
Total Investments	$42,530,502	$5,756,266	$-	$48,286,768
Invesco Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,852,240	$-	$-	$55,852,240
Money Market Funds	98,449	3,853,102	-	3,951,551
Total Investments	$55,950,689	$3,853,102	$-	$59,803,791

	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$121,331,511	$-	$-	$121,331,511
Money Market Funds	162,791	39,022,834	-	39,185,625
Total Investments	$121,494,302	$39,022,834	$-	$160,517,136
Invesco Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$327,782,342	$-	$-	$327,782,342
Money Market Funds	250,354	39,592,891	-	39,843,245
Total Investments	$328,032,696	$39,592,891	$-	$367,625,587
Invesco Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$401,153,629	$-	$-	$401,153,629
Money Market Funds	336,939	60,645,904	-	60,982,843
Total Investments	$401,490,568	$60,645,904	$-	$462,136,472
Invesco Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$49,387,861	$-	$-	$49,387,861
Money Market Funds	122,213	3,117,009	-	3,239,222
Total Investments	$49,510,074	$3,117,009	$-	$52,627,083
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$672,420,609	$-	$-	$672,420,609
Money Market Funds	348,411	32,210,651	-	32,559,062
Total Investments	$672,769,020	$32,210,651	$-	$704,979,671